Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Supplemental Cash Flow Information
Supplemental cash flow information related to leases were as follows:

	Year ended December 31
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease payments	$6,068	$6,190

Schedule of Lessee, Operating Lease, Liability, Maturity
As of December 31, 2023, the operating lease liabilities will mature over the following periods:

As of December 31, 2023
2024	$6,453
2025	5,381
2026	3,859
2027	3,154
2028	2,396
2029 and thereafter	8,403
Total remaining lease payments	$29,646
Less: Imputed interest	(6,641)
Total operating lease liabilities:	$23,005
Current operating lease liability	6,035
Non-current operating lease liability	$16,970

Schedule of Balance Sheet Information Related to Lease Agreements
Supplemental consolidated balance sheet information related to these lease agreements were as follows:

As of December 31, 2022
Operating lease right-of-use assets	134
Total operating lease right-of-use assets	$134

Current lease liabilities	108
Non-current lease liabilities	26
Total operating lease liabilities	$134